Summary of Significant Accounting Policies - Additional Information (Detail)				6 Months Ended		12 Months Ended
	May 04, 2018 USD ($) $ / shares shares	Mar. 16, 2017	Feb. 23, 2017 shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 shares	Dec. 31, 2017 USD ($) Segment $ / shares shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Subsidiary Sale Of Stock [Line Items]
Reserve stock split, description				As a result of the reverse stock split, every two shares of the Company's issued and outstanding common stock were consolidated into one issued and outstanding share of common stock. The computations of all share and per share amounts in this Quarterly Report on Form 10-Q (this "Form 10-Q") have been adjusted retroactively to reflect the reverse stock split.		As a result of the reverse split, every two shares of the Company’s issued and outstanding common stock were consolidated into one issued and outstanding share of common stock. The computations of all share and per share amounts have been adjusted retroactively to reflect the reverse stock split.
Reverse split of issued and outstanding common stock, ratio		0.5
Net proceeds from initial public offering | $				$ 42,219,000
Insurance Coverage | $						$ 250,000
Impaired Loans | $				$ 4,038,000		$ 3,562,000		$ 3,807,000
Preferred sock, par value | $ / shares				$ 1		$ 1		$ 1
Common stock for reclassification | shares				9,786,611		7,280,183		7,069,527
Preferred stock, outstanding | shares				0		0		170,236
Interest and penalties | $						$ 0		$ 0
Number of reportable operating segment | Segment						1
Other Liabilities
Subsidiary Sale Of Stock [Line Items]
Recorded uncertain tax position | $						$ 903,000		$ 903,000
Common Stock
Subsidiary Sale Of Stock [Line Items]
Number of shares issued and sold | shares				2,300,000		1
Conversion of preferred stock (in shares) | shares					170,236	170,236
Common Stock | Initial Public Offering
Subsidiary Sale Of Stock [Line Items]
Number of shares issued and sold | shares	2,300,000
Stock issued, price per share | $ / shares	$ 21.00
Gross proceeds before deducting underwriting discounts and offering expenses | $	$ 48,300,000
Net proceeds from initial public offering | $	$ 42,200,000
Common Stock | Underwriters
Subsidiary Sale Of Stock [Line Items]
Number of shares issued and sold | shares	300,000
Series A Preferred Stock
Subsidiary Sale Of Stock [Line Items]
Preferred sock, par value | $ / shares							$ 1
Preferred stock, description							Common shares would be reclassified into one-for-one share of Series A preferred stock
Preferred stock, outstanding | shares								170,236
Series A Preferred Stock | Common Stock
Subsidiary Sale Of Stock [Line Items]
Conversion of preferred stock (in shares) | shares			170,236
Bank premises
Subsidiary Sale Of Stock [Line Items]
Property, Plant and Equipment Useful Life						40 years
Minimum
Subsidiary Sale Of Stock [Line Items]
Loan guarantee, percentage						75.00%
Impaired Loans | $						$ 50,000
Minimum | Computer Equipment and Software
Subsidiary Sale Of Stock [Line Items]
Property, Plant and Equipment Useful Life						3 years
Minimum | Furniture And Equipment
Subsidiary Sale Of Stock [Line Items]
Property, Plant and Equipment Useful Life						5 years
Maximum
Subsidiary Sale Of Stock [Line Items]
Loan guarantee, percentage						85.00%
Maximum | Series A Preferred Stock
Subsidiary Sale Of Stock [Line Items]
Common stock for reclassification | shares							5,000
Maximum | Computer Equipment and Software
Subsidiary Sale Of Stock [Line Items]
Property, Plant and Equipment Useful Life						5 years
Maximum | Furniture And Equipment
Subsidiary Sale Of Stock [Line Items]
Property, Plant and Equipment Useful Life						10 years
Federal Reserve Bank
Subsidiary Sale Of Stock [Line Items]
Cash on hand | $						$ 14,300,000		$ 12,000,000